Commitments and Contingencies - Schedule of Annual Deferred Amount (Details)	Oct. 15, 2019 USD ($)
Andrew J. Ritter [Member]
Annual Deferred Amount	$ 70,200
John W. Beck [Member]
Annual Deferred Amount	33,000
Ira E. Ritter [Member]
Annual Deferred Amount	$ 53,820